Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of Plan
(1)
Description of Plan

The following description of The Nebraska Furniture Mart, Inc. Profit Sharing Plan (the Plan) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

A.
General

The Plan, most recently amended September 1, 2025, is a defined contribution profit-sharing plan covering all employees, as defined in the Plan document, as of the start date of the employee. The employees covered under the Plan include those employed by Nebraska Furniture Mart, Inc., Floors, Inc., NFM of Kansas, Inc., NFM Custom Countertops LLC, TXFM, Inc., NFM of Cedar Park, Inc. and NFM Wellness, LLC (collectively the Company or Employer). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).

B.
Contributions

Effective July 10, 2017, employees are auto-enrolled, upon hire, at a 4% pre-tax deferral and a 1% auto increase on their anniversary hire date. Prior to July 10, 2017 employees were auto-enrolled at a 3% pre-tax deferral. Each year, participants may contribute up to 50% of their eligible compensation, as defined by the Plan document. Contributions are subject to certain dollar limitations, as imposed by the Internal Revenue Code (IRC). Participants also may rollover amounts representing distributions from other qualified plans. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Effective February 24, 2025 participants between the age of 60-63 are allowed to contribute a higher contribution amount to the catch-up contributions as outlined by Secure Act 2.0. Participants direct the investments of employee and Employer contributions into various investment options offered by the Plan.

Once an employee has completed one year of service, they are eligible for discretionary matching contributions (Matching Contributions) on the following paycheck after the one year anniversary has been met. In addition, the Company may make additional profit sharing contributions (Profit Sharing Contributions), subject to limitations established by the IRC. No additional Profit Sharing Contributions were made for the years ended December 31, 2025 or 2024.

C.
Participant Accounts

Each participant’s account is credited with the participant’s contribution and allocations of (a) the Company’s contributions and (b) Plan earnings and charged with an allocation of administrative expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

D.
Vesting

Participants are fully vested in their contributions plus any income or loss thereon. Matching and Profit Sharing Contributions become fully vested according to the following schedule:

Years of Service	Vested Percentage
Less than two	0%
Two	20%
Three	40%
Four	60%
Five	80%
Six	100%

In the event of disability, death, or normal retirement age, the participant will become fully vested.

E.
Notes Receivable from Participants

Participants may borrow from their accounts a minimum of $1,000 up to a maximum of 50% of their vested account balance relating to participant’s contributions and rollovers under the Plan, or a maximum of $50,000. The notes are secured by the participant’s account balance in the participant’s account and bear interest rates, which are equal to the Prime Rate plus 1%. Principal and interest are paid ratably through biweekly payroll deductions over a period not to exceed five years. Effective September 1, 2016, the Plan only allows general purpose loans that do not exceed a five-year term. As of December 31, 2025, and 2024, interest rates ranged from 4.25% to 9.50% and are fixed for the life of the loan. As of December 31, 2025, notes receivable from participants mature between January 2026 and January 2031.

F.
Payment of Benefits

If the participant’s vested account balance exceeds $1,000 and he or she is terminated due to death, disability or retirement, a participant may elect to receive either a lump sum amount equal to the value of the participant’s vested interest in his or her account or monthly or other periodical installments by Vanguard Fiduciary Trust Company (the “Trustee”) in approximate equal amounts over the life expectancy of the participant or of the participant and his or her designated beneficiary. For termination of service due to other reasons, a participant may receive the value of the vested interest in his or her account as a lump-sum distribution. If the participant’s account balance is less than $5,000, the Plan can automatically cash out the account at the participant’s termination in the form of a lump-sum distribution.

Certain in-service withdrawals are allowed. A participant may also elect to withdrawal all or a portion of their vested account balance while employed after reaching age 59 1⁄2. A participant may receive a hardship distribution from pre-tax and Roth deferrals if the distribution is: (1) on account of unreimbursed medical expenses incurred by the participant, their spouse, or dependents; (2) to purchase (excluding mortgage payments) a principal residence of the participant; (3) for the payment of post-secondary tuition expenses; (4) payments to prevent eviction from principal residence; (5) funeral expenses for the participant’s parent, spouse, children or dependents; or, (6) related to expenses for the repair of damage to the participant’s principal residence caused by fire, storm, or other casualty.

G.
Forfeited Accounts

Participants leaving employment with the Company before becoming fully vested forfeit their non-vested interest in the Matching Contributions and Profit Sharing Contributions. These forfeitures are used as permitted within the Plan document, at the discretion of the Plan Administrators. At December 31, 2025 and 2024, forfeited non-vested account balances totaled approximately $277,000 and $297,000, respectively. During the years ended December 31, 2025 and 2024, the Company used approximately $622,000 and $461,000, of forfeitures to pay Plan expenses, respectively. During the years ended December 31, 2025 and 2024, the Company used approximately $370,000 and $200,000 of forfeitures to fund employer contributions.

H.
Voting Rights

Each participant is entitled to exercise voting rights attributable to the shares of Berkshire’s Class B common stock fund allocated to the participant’s account.